UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          placeCityWashington, StateD.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [ x ]; Amendment Number:     1
                                                  -------
   This Amendment (Check only one.):  [ x ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11639

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
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Title:
           --------------------------------------------------
Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/ NELSON PELTZ            New York, New York             8/14/06
       ------------------------   ------------------------------  -------
       [Signature]                 [City, State]                  [Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        5
                                               -------------

Form 13F Information Table Entry Total:                  10
                                               -------------

Form 13F Information Table Value Total:          $  595,342
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                                                 (thousands)


List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No. Form 13F File Number          Name


    01  28-11640                      Peter W. May

    02  28-11641                      Edward P. Garden

    03  28-06499                      Sandell Asset Management Corp.

    04                                Trian Partners GP, L.P.

    05                                Trian Partners General Partner, LLC



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                                               FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLOMN 8
   --------            --------     --------   --------       --------         --------    --------      --------
                                                                                                         VOTING AUTHORITY
                                                                                                         ----------------
                                              VALUE      SHARES/ or SH/ PUT/   INVESTMENT    OTHER
NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT    PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE

Wendy's Intl Inc.        COM      950590109    19,525       314,616     SH      Defined         1,2             314,616

Wendy's Intl Inc.        COM      950590109   132,614     2,136,871     SH      Defined         1,2,4,5        2,136,871

Wendy's Intl Inc.        COM      950590109   243,028     3,916,013     SH      Other           1,2,3          3,916,013

H.J. Heinz Co.           COM      423074103    11,695       308,401     SH      Defined         1,2              308,401

H.J. Heinz Co.           COM      423074103   100,103     2,639,839     SH      Defined         1,2,4,5        2,639,839

H.J. Heinz Co.           COM      423074103    48,274     1,273,060     SH      Other           1,2,3          1,273,060

Encore Capital Group,
  Inc.                   COM      292554102    14,413       977,156     SH      Defined         1                977,156

Citigroup Inc.           COM      172967101     2,362        50,000     SH      Defined         1                 50,000

News Corp. Ltd.          CL B     65248E203     4,390       250,000     SH      Defined         1                250,000

Deerfield Triarc
   Capital Corp.         COM      244572301    18,938     1,403,847     SH      Defined         1              1,403,847




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